Investment Objectives and Goals - American Beacon The London Company Income Equity ETF - American Beacon The London Company Income Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objective is current income, with a secondary objective of capital appreciation.